Other income	6 Months Ended
Dec. 31, 2024
Other income
Other income

19.Other income

	December 31,	December 31,
	2024	2023
	US$	US$
	(Audited)	(Unaudited)
Government grants	21,446	540
Service income (Note 23)	85,929	—
Interest income	76,850	—
Consultation fee	—	38,309
Gain on disposal of subsidiary	5,004	—
Fair value gain on FVPL (Note 6)	16,064	—
Others	283	10,251
	205,576	49,100